SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Summary of Operating Results by Segment
The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on profit (loss) from operations. Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

		Aviation
	Corporate	Services	Technology	Total
Six months ended June 30, 2017:
Revenue	$-	$133,227	$1,723	$134,950
Depreciation and amortization	22	466	17	505
Net profit (loss)	(4,474)	6,878	(1,250)	1,154
Total assets	$3,381	$63,593	$1,090	$68,064

Six months ended June 30, 2016:
Revenue	$-	$122,469	$1,463	$123,932
Depreciation and amortization	3	410	20	433
Net profit (loss)	(5,313)	3,124	(1,122)	(3,311)
Total assets	$523	$57,527	$727	$58,777

Schedule of Revenues by Geographic Area
The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2017	2016
Netherlands	$45,776	$42,522
Germany	58,197	53,326
United States of America	25,189	22,585
Other	5,788	5,499
Total	$134,950	$123,932

Schedule of Property and Equipment by Geographic Area
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2017	2016
Netherlands	$1,038	$751
Germany	359	415
United States of America	549	337
Other	491	276
Total	$2,437	$1,779